RISK MANAGEMENT - Concentrations of credit risk - Concentration by sector (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	243,432,271	251,981,889
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	184,225,973	190,129,486
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 192,655,943	$ 200,136,125	$ 186,203,770	$ 188,313,361
Concentration risk, percentage, financial assets (as a percent)	100.00%	100.00%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Consumer services
Disclosure of financial assets [line items]
Financial assets	$ 87,550,262	$ 89,687,446
Concentration risk, percentage, financial assets (as a percent)	45.40%	44.80%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Commercial services
Disclosure of financial assets [line items]
Financial assets	$ 41,868,516	$ 43,792,710
Concentration risk, percentage, financial assets (as a percent)	21.70%	21.90%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | IFRS Construction [Member]
Disclosure of financial assets [line items]
Financial assets	$ 14,015,379	$ 15,046,109
Concentration risk, percentage, financial assets (as a percent)	7.30%	7.50%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Food, beverage and tobacco
Disclosure of financial assets [line items]
Financial assets	$ 6,294,320	$ 7,577,678
Concentration risk, percentage, financial assets (as a percent)	3.30%	3.80%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Other industrial and manufacturing products
Disclosure of financial assets [line items]
Financial assets	$ 5,316,713	$ 6,857,011
Concentration risk, percentage, financial assets (as a percent)	2.80%	3.40%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Transportation and communications
Disclosure of financial assets [line items]
Financial assets	$ 6,579,198	$ 6,499,070
Concentration risk, percentage, financial assets (as a percent)	3.40%	3.20%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Public services
Disclosure of financial assets [line items]
Financial assets	$ 10,088,667	$ 9,218,309
Concentration risk, percentage, financial assets (as a percent)	5.20%	4.60%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Chemical production
Disclosure of financial assets [line items]
Financial assets	$ 4,890,011	$ 5,539,036
Concentration risk, percentage, financial assets (as a percent)	2.50%	2.80%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Government
Disclosure of financial assets [line items]
Financial assets	$ 7,392,815	$ 5,471,013
Concentration risk, percentage, financial assets (as a percent)	3.80%	2.70%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Agricultural
Disclosure of financial assets [line items]
Financial assets	$ 3,266,907	$ 4,538,856
Concentration risk, percentage, financial assets (as a percent)	1.70%	2.30%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Trade and tourism
Disclosure of financial assets [line items]
Financial assets	$ 1,495,870	$ 1,724,337
Concentration risk, percentage, financial assets (as a percent)	0.80%	0.90%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Mining products and oil
Disclosure of financial assets [line items]
Financial assets	$ 2,415,758	$ 2,754,170
Concentration risk, percentage, financial assets (as a percent)	1.30%	1.40%
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Other [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,481,527	$ 1,430,380
Concentration risk, percentage, financial assets (as a percent)	0.80%	0.70%